Research and Development Expenses	12 Months Ended
Dec. 31, 2025
Research and Development Expenses [Abstract]
Research and development expenses
7.	Research and development expenses

	Year ended December 31,
	2023	2024	2025
	$’000	$’000	$’000
Contract Research Organizations (“CROs”) service fees	39,612	29,203	21,299
Employee compensation	14,797	11,950	8,705
Depreciation and Amortization	1,697	1,354	937
Material fees	677	1,057	868
Others	1,369	1,351	1,024
Total	58,152	44,915	32,833